Cash flow hedges and non-hedging derivatives outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	$ 597,173	$ 831,994
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	25,362	34,710
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	23,032	32,378
Fair Value, Measurements, Recurring [Member]
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	25,362	34,793
Cash Flow Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	92,850	0
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	551	0
Not Designated as Hedging Instrument [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	504,323	831,994
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	25,362	34,793
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	22,481	32,378
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Assets Member
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	92,850	0
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	0
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other Liabilities Member
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	551	0
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member | Ineffective Forward Contracts [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0	152,800
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	658
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Trading Account Assets[Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0	129,600
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	83
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	20
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member | Ineffective Forward Contracts [Member]
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	25
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	237,576	283,440
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	8,418	13,289
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	9,102	15,196
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	96,046	97,338
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	320	1,192
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	320	1,192
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	745	0
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	16	0
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other Liabilities Member
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	11	0
Equity Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	0	0
Equity Swap [Member] | Not Designated as Hedging Instrument [Member] | Other Assets Member
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	86,712	85,729
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	16,608	19,571
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	83,244	83,087
Derivative Asset Fair Value Net [Abstract]
Derivative Asset, Fair Value, Gross Asset	0	0
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member] | Interest-bearing Deposits [Member]
Derivative Liability Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 13,048	$ 15,945